Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

Note 27

Related Party Transactions

Group’s Related Party Transactions

Members of the Cadeler Board, Cadeler’s executive management and Cadeler’s major shareholder, BW Altor Pte. Ltd. (“BW Altor”), are considered related parties as they are either members of the Cadeler Board or executive management of Cadeler or exercise significant influence over Cadeler and the Cadeler Group’s operations. For the financial years 2022 and 2021, Swire Pacific Limited (“Swire Pacific”) was considered a related party given its ownership of more than 5% in Cadeler, but for accounting purposes, with effect from 1 January 2023, Swire Pacific is no longer considered a related party under IFRS due to its reduced ownership percentage and the fact that it is no longer represented on the Cadeler Board. In addition, Scorpio Holdings Limited (“Scorpio Holdings”) is considered a related party given its current ownership of more than 5% in Cadeler. Related parties also include such persons’ close family members, undertakings in which such persons have significant interests as well as other affiliates.

As of December 2023, BW Altor owns 19.57% of the Cadeler shares, Scorpio Holdings Limited owns 12.09% of the Cadeler shares and Swire Pacific owns 8.51% of the Cadeler Shares. For the financial years ended 31 December 2023, 2022 and 2021, there were no material transactions between Cadeler or any company of the Cadeler Group and BW Altor, Scorpio Holdings and/or Swire Pacific (or their respective affiliates) other than the transactions described below.

Share lending agreement with BW Altor

In October 2022, Cadeler entered into a share lending agreement with BW Altor as the share lender for the purpose of facilitating delivery versus payment settlement of the Cadeler’s shares to be delivered to investors in connection with a private placement that took place in October 2022. As compensation for such share lending, BW Altor received a customary fee paid by Cadeler until the Cadeler Shares were redelivered and admitted to trading on the OSE. The amount paid to BW Altor pursuant to such share lending agreement amounted to EUR 85,000.

Guarantees provided by BW Group

BW Group has provided COSCO with four guarantees in respect of the sums payable by Cadeler in accordance with the contract for the construction of certain newbuilt P-class and A-Class WTIVs in 2021, 2022 and 2023. Under this guarantee arrangement, certain fees are payable by the Group to BW Group until the guarantees are discharged in full.

Bunker supply from Hafnia Pools (affiliate of BW Group)

In April 2022, Hafnia Pools Pte Ltd, which is an affiliate of BW Group, and Cadeler entered into a service level agreement pursuant to which Hafnia Pools Pte Ltd agreed to supply marine bunker oil and related products to Cadeler’s vessels in the port of Rotterdam and other ports in the Rotterdam area at market rates. The agreement includes standard terms and conditions, including related to late payments, termination, a cap on the liability of Hafnia Pools Pte Ltd and indemnification for third-party claims raised by suppliers of the fuel against Hafnia Pools Pte Ltd.

Performance guarantees issued by Swire Offshore Holdings Group

During the course of 2020, Swire Pacific Offshore Holdings Limited, through its subsidiary Swire Pacific Offshore Operations Pte. Ltd., issued four performance guarantees and four bank guarantees in favour of the Cadeler Group’s customers as security for performance of the Cadeler Group’s obligations under its customers’ contracts. These guarantees covered a period up until April 2022. Following the sale of Swire Pacific Offshore Holdings Limited by Swire Pacific in April 2022, Swire Pacific Offshore Holdings Limited is no longer considered to be a related party as it is no longer controlled by a significant shareholder of Cadeler, and the Cadeler Group put new performance guarantees in place.

In connection with the guarantees provided by Swire Pacific Offshore Holdings Limited, Cadeler entered into a deed of recourse with Swire Pacific Offshore Operations Pte Ltd., which has since terminated, pursuant to which:

●Cadeler had an obligation to indemnify Swire Pacific Offshore Operations Pte Ltd. for any liabilities incurred by Swire Pacific Offshore Operations Pte Ltd. in performing its obligations under the performance guarantees or in respect of any payments made under the bank guarantees; and
●Cadeler had an obligation to pay Swire Pacific Offshore Operations Pte Ltd. an arm’s length fee for each guarantee issued and procured respectively by Swire Pacific Offshore Operations Pte Ltd. in favour of Cadeler’s customers.

Crewing agreement

In 2014, Cadeler entered into a crewing agreement with Swire Pacific Ship Management LTD(Singapore branch) (“SPSM”), which at that time was a related company to Swire Pacific Offshore Operations Pte Ltd, Cadeler’s sole shareholder at that time. Pursuant to this agreement, SPSM agreed to provide a crew for Cadeler’s two vessels in accordance with the standard terms set out in a BIMCO crewman agreement. The crew management fee was 2% of the monthly manning costs, and severance costs amounted to USD 20,000.

This agreement was subsequently terminated in November 2021 when Cadeler decided to employ its own crew directly. As part of the termination agreement, the parties agreed that the termination is without prejudice to any claims, liabilities or obligations that may have accrued prior to the date of termination. The expenses set out in the table below with respect to this crewing agreement for the financial year ended 31 December 2021 related to the period prior to the effective date of such termination.

Transitional Service Agreement entered into in connection with Cadeler’s listing on the OSE

In October 2020, Cadeler entered into a transitional service agreement with Swire Pacific Offshore Operations Pte Ltd regarding services to be rendered to Cadeler during a transitional period following the initial public offering and admission to trading of the Cadeler shares on the OSE. Such services included, inter alia, assistance with financial reporting, tax, insurance, internal audit, IT, HR, procurement, technical and HSEQ support and services. The term of the agreement was limited to one year and could be terminated by either party at any time with three months’ prior written notice. The agreement terminated in accordance with its terms in October 2021.

Training courses provided by BW Maritime

BW Maritime has provided training courses for Cadeler’s onshore staff and traveling costs reimbursements for board members

Administrative support provided by Scorpio Services Holding

The Group, due to the business combination with Eneti, holds an agreement with Scorpio Services Holding (“SSH”) for the provision of administrative staff, office space and accounting, legal compliance, financial and information technology services for which it is due to reimburse to SSH the direct and indirect expenses incurred while providing such services.

Ultramax and Kamsarmax pools

Through the business combination the Company acquired receivables positions from Eneti transactions to Scorpio Group related parties for commercial management services. These services involved securing employment for Eneti’s drybulk vessels in the spot market or on time charters. Please refer to the table under Scorpio Ultramax Pool and the Scorpio Kamsarmax Pool for details. The pools are owned by Scorpio Holdings which is considered a related party.

The following significant transactions took place between the Company and related parties within the BW Group and Swire Pacific Offshore Holdings Group at terms agreed between the parties:

EUR’000	2023	2022	2021
Sales and purchases of goods and services
Costs related to guarantees fees to BW Group Limited	(7,576)	(5,307)	(1,853)
Costs related to bunker supply to Hafnia Pools Pte Ltd (Member of BW Group)	(1,597)	(2,537)	—
Cost related to training courses to BW Maritime Pte. Ltd	(26)	—	—
Cost related to administrative expenses to Scorpio Services Holding	(17)	—	—
Cost related to share lending fees to BW Altor Pte. Ltd.	—	(85)	—
Cost related to travel expenses for board meetings to BW Maritime Pte. Ltd	—	(3)	—
Costs related to performance guarantees to Swire Pacific Offshore Holdings Group	—	(157)	(684)
Crew hire expenses paid to the Swire Pacific Offshore Holdings Group	—	(115)	(11,461)
Receivables from Scorpio Kamsarmax Pools at reported period	136	—	—
Receivables from Ultramax Pools at reported period	456	—	—
Payables to Hafnia Pools Pte Ltd at reported period	—	1	—
Management fees paid to the Swire Pacific Offshore Holdings Group	—	—	(197)
Payables to Swire Pacific Offshore Holdings Group at reported period	—	—	63
EUR’000	2023	2022	2021
Payables to Scorpio Commercial Management at reported period	4	—	—
Payables to Scorpio Service Management at reported period	6	—	—
Payables to Scorpio Services Holding at reported period	141	—	—
Payables to Scorpio UK at reported period	1	—	—
Payables to BW Altor Pte. Ltd. at reported period	—	85	—
Payables to BW Maritime Pte. Ltd at reported period	10	3	—

Related party transactions over the reported period are primarily linked to guarantee fees issued by the BW Group Limited, bunker supply by Hafnia Pools (member of the BW Group), costs related to training expenses by the BW Maritime and administrative expenses to Scorpio Services Holding.

In addition, Cadeler has not had significant transactions with the members of the Cadeler Board and the executive management apart from remuneration and expenses. Cadeler has not provided or granted any loans or guarantees to its directors or executive management.

For information on remuneration paid to members of the Cadeler Board and executive management, refer to Note 9.